GOF P-8

SUPPLEMENT DATED JULY 1, 2008
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

Franklin Capital Growth Fund

Franklin Custodian Funds

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Fiduciary Large Capitalization Growth and Income Fund
Fiduciary Small Capitalization Equity Fund

Franklin Global Real Estate Fund

Franklin Templeton Core Fixed Income Fund
Franklin Templeton Core Plus Fixed Income Fund
Franklin Templeton Emerging Market Debt Opportunities Fund
Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

Franklin Tax-Exempt Money Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Franklin Cash Reserves Fund
Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Global Bond Fund
Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series
Foreign Equity Series
Foreign Smaller Companies Series
Global Equity Series

The Prospectus is amended as follows:

I. Effective September 1, 2008, the redemption fee policy is discontinued. Otherwise, the Funds’ policies and procedures with respect to market timing remain fully in effect.

II. Effective September 1, 2008, except as noted, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Choosing a Share Class - Sales Charge Reductions and Waivers" section, is amended to read:

1. Cumulative Quantity Discount - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

•	You, individually;

•	Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");

•	You jointly with one or more Family Members;

•

You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton fund shares;

•	A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

•

A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member’s Social Security number;

•	(Effective October 1, 2008.) A 529 college savings plan over which you or a Family Member has investment discretion and control;

•

Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

•	A trust established by you or a Family Member as grantor.

Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds’ transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

III. Effective September 1, 2008, the second sentence of the section "Choosing a Share Class - Investments of $1 Million or More" is amended as follows:

However, there is a 1% Contingent Deferred Sales Charge (CDSC) for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

IV. For all funds that offer Advisor Class or Class Z Shares, the "Choosing a Share Class - Qualified Investors – Advisor Class" (and “Qualified Investors – Class Z” for Mutual Series funds) section is revised to include the following category of investor:

•	Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

V. For Templeton Income Fund, Templeton Global Bond Fund and Templeton International Bond Fund:

1. The section "Goal and Strategies – Main Investment Strategies" is revised to include the following:

Foreign currency transactions For the purposes of hedging currency exchange rates, efficient portfolio management and/or enhancement of returns, the Fund may also, from time to time, enter into forward contracts including currency forwards, cross currency forwards (which may result in net short currency exposures), options on currencies or financial and index futures contracts, including interest rate swaps. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund or sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The successful use of these transactions will usually depend on the manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in these transactions.

2. The board of trustees of the Funds has approved the removal of the Funds' previous policy of limiting investments in derivative securities to 5% of the Funds' assets.

VI. For Templeton Emerging Markets Small Cap Fund:

1. The third paragraph of the section "Goal and Strategies – Main Investment Strategies" on page 2 is revised to read as follows:

For purposes of the Fund's investments, emerging market small cap companies are those having a market capitalization at the time of initial purchase within the range of the market capitalizations of companies included in the Morgan Stanley Capital International All Country World Small Cap Index and:

•	whose principal securities trading markets are in emerging market countries; or

•	that derive at least 50% of their total revenues or profits from either goods or services produced or sales made in emerging market countries; or

•	that have at least 50% of their assets in emerging market countries; or

•	that are linked to currencies of emerging market countries; or

•	that are organized under the laws of, or with principal offices in, emerging market countries.

2. The section "Main Risks – Diversification" on page 6 is revised to delete the last sentence.

Please keep this supplement for future reference.